Basis of presentation and summary of significant accounting policies - Revenue Recognition, Schedule of Impact of Adoption of 606 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Income Statement [Abstract]
Revenues	$ 253	$ 1,121
Operating expenses:
Research and development	8,570	8,189
General and administrative	4,907	3,622
Restructuring costs	805	0
Operating expenses	14,282	11,811
Loss from operations	(14,029)	(10,690)
Interest income	406	58
Loss from operations before income taxes	(13,623)	(10,632)
Income tax expense	(4)	108
Net loss	(13,627)	(10,524)
Assets
Royalty receivable	1,053	444
Royalty receivable, net of current portion	1,016	0
Shareholders’ equity:
Accumulated deficit	(200,940)	$ (189,773)
Amounts under ASC 605
Income Statement [Abstract]
Revenues	1,111
Operating expenses:
Research and development	8,570
General and administrative	4,907
Restructuring costs	805
Operating expenses	14,282
Loss from operations	(13,171)
Interest income	274
Loss from operations before income taxes	(12,897)
Income tax expense	(4)
Net loss	(12,901)
Assets
Royalty receivable	335
Royalty receivable, net of current portion	0
Shareholders’ equity:
Accumulated deficit	(202,674)
Accounting Standards Update 2014-09 | Effect of Change
Income Statement [Abstract]
Revenues	858
Operating expenses:
Research and development	0
General and administrative	0
Restructuring costs	0
Operating expenses	0
Loss from operations	858
Interest income	(132)
Loss from operations before income taxes	726
Income tax expense	0
Net loss	726
Assets
Royalty receivable	(718)
Royalty receivable, net of current portion	(1,016)
Shareholders’ equity:
Accumulated deficit	$ (1,734)		$ 2,500